Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Current
Federal
State					3	1
Total current					3	1
Deferred
Federal					(2,198)	66
State					(234)
Total deferred			$ (15)	$ (2,803)	(2,432)	66
Provision (benefit) for income taxes	$ (2)	$ (1,505)	$ (9)	$ (2,801)	$ (2,429)	$ 67